Consolidated Statements of Cash Flows - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
OPERATING ACTIVITIES
Net loss	$ (13,113,273)	$ (5,982,220)	$ (7,921,940)
Items not affecting cash:
Depreciation of property, plant and equipment	3,526,265	3,467,615	3,576,439
Depreciation of right-of-use assets	221,574	226,017	426,724
Modification/ Addition of ROU Assets	(11,774)
Gain on early termination of lease			(14,882)
Imputed interest income		(4,150)	(5,716)
Interest expense on borrowings	566,564	2,428,580	2,453,849
Interest expense on lease liabilities	9,780	16,621	58,174
Forgiveness of trade payables and accrued expense	(132,286)		(226,000)
Waive of interest payables on other loans	(6,505,995)
Loss from extinguishment liability with equity	12,433,451
Forgiveness of director’s remuneration		1,200,000
Bad debts		481,293
Consulting fee paid in shares	390,000	390,000	85,968
Operating cash flows before movements in working capital	(2,615,694)	2,223,756	(1,567,384)
Decrease (increase) in prepayments and deposits	190,713	(592,495)	(1,733)
(Increase) decrease in trade and other receivables	(3,804,420)	(1,031,614)	45,724
Decrease (increase) in contract fulfilment costs	338,408	(662,929)
(Decrease) increase in trade and other payables	(4,964,958)	440,994	2,882,702
(Decrease) increase in contract liabilities	(4,667,773)	4,667,773
NET CASH (USED IN) GENERATE FROM OPERATING ACTIVITIES	(15,523,724)	5,045,485	1,359,309
CASH USED IN INVESTING ACTIVITY
Payment of property, plant and equipment	(8,579,907)	(1,272,100)
FINANCING ACTIVITIES
Capital raised from initial public offering and exercise of overallotment options	77,466,675
Payment of share issue costs	(6,054,583)
Borrowing raised	5,170,000
Payment of loans from directors	(428,945)	(729,302)	(259,021)
Proceed for loan from directors		843,647	2,394,783
Principal repayments of borrowings	(15,105,872)	(564,320)	(580,730)
Repayment to shareholders	(500,000)
Interest paid on borrowings and overdraft	(1,290,335)	(1,965,903)	(2,585,160)
Interest paid on lease liabilities	(9,780)	(16,621)	(58,174)
Repayment of lease liabilities	(219,420)	(214,979)	(389,426)
NET CASH GENERATED FROM (USED IN) FINANCING ACTIVITIES	59,027,740	(2,647,478)	(1,477,728)
NET INCREASE (DECREASE) IN CASH	34,924,109	1,125,907	(118,419)
CASH AT THE BEGINNING OF THE YEAR	1,384,211	258,304	376,723
CASH AT THE END OF THE YEAR, represented by bank balances and cash	$ 36,308,320	$ 1,384,211	$ 258,304